Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023 [1]
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized		10,000,000	10,000,000
Ordinary shares, shares issued	[2]	1,138,519	507,469
Ordinary shares ,shares outstanding	[2]	1,138,519	507,469

[1]	Re-presented as mentioned in Note 23
[2]	The shares as presented have been adjusted retrospectively for a Reverse Share Split effected in February 2025 of 1 share for every 20 existing share issued